INCOME TAXES - Significant Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Valuation Allowance [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	$ (783.8)	$ (130.2)
Income Tax Reconciliation Change In Undistributed Earnings	49.7	19.5	$ 17.3
Deferred tax liabilities:
Depreciation	72.7	75.3
Amortization of intangibles	888.3	955.4
Deferred Tax Liabilities, Undistributed Foreign Earnings	369.2	418.9
Discharge of indebtedness	12.4	15.5
Inventories	8.8	2.3
Deferred revenue	32.0	19.0
Other	59.4	50.6
Total deferred tax liabilities	1,442.8	1,537.0
Deferred tax assets:
Employee benefit plans	308.3	317.0
Doubtful accounts and other customer allowances	15.0	14.6
Accruals	131.7	117.4
Restructuring charges	42.2	51.0
Deferred Tax Assets Operating Loss And Capital Loss Carryforwards	594.6	759.7
Currency and derivatives	47.3	33.0
Other	97.1	114.7
Total deferred tax assets	1,236.2	1,407.4
Net Deferred Tax Liabilities before Valuation Allowance	206.6	129.6
Valuation allowance	551.9	549.7
Net Deferred Tax Liabilities after Valuation Allowance	758.5	679.3
Accumulated Translation Adjustment [Member]
Valuation Allowance [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(726.3)	$ (99.9)
Income Tax Reconciliation Change In Undistributed Earnings	43.7
income tax provision [Member]
Valuation Allowance [Line Items]
Income Tax Reconciliation Change In Undistributed Earnings	6.0
Adjustments for New Accounting Pronouncement [Member]
Deferred tax assets:
Deferred Tax Assets Operating Loss And Capital Loss Carryforwards	$ 142.9